Income Taxes, Breakdown of Net Deferred Tax Assets (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets		$ 131,907,476	$ 125,485,470	$ 116,614,520
Deferred tax benefit (loss) in net profit for the year		(6,458,253)	12,920,451	13,810,280
Provisions [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets		42,249,203	39,976,016
Deferred tax benefit (loss) in net profit for the year		3,197,801	(2,577,054)	15,065,996
Deferred Revenues [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets		10,920,652	13,475,756
Deferred tax benefit (loss) in net profit for the year		(567,417)	560,731	1,767
Tax Losses Carry Forward [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets		36,074,254	38,397,674
Deferred tax benefit (loss) in net profit for the year		(838,294)	508,256	8,575,209
Property, Plant and Equipment [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets	[1]	(7,029,432)	(3,830,404)
Deferred tax benefit (loss) in net profit for the year		(3,627,587)	(239,696)	2,157,776
Inventories [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets		1,008,997	965,844
Deferred tax benefit (loss) in net profit for the year		(81,788)	12,715	669,382
Licenses and Rights of Use [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets	[1]	(10,881,635)	(13,293,040)
Deferred tax benefit (loss) in net profit for the year		1,125,217	372,803	141,060
Employee Benefits [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets		46,495,509	35,455,273
Deferred tax benefit (loss) in net profit for the year		101,681	(3,431,627)	(3,224,333)
Other [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets		13,069,928	14,338,351
Deferred tax benefit (loss) in net profit for the year		$ (5,767,866)	$ 17,714,323	$ (9,576,577)

[1]	As of December 31, 2024 and 2025, the balance included the effects of hyperinflation and revaluation of telecommunications towers.